Trade Receivables, Net - Additional Information (Detail) - 12 months ended Dec. 31, 2024 € in Thousands, $ in Thousands, $ in Thousands	EUR (€)	TWD ($)	USD ($)
Disclosure of financial assets [Line Items]
Amount granted by banks for the factoring agreement	€ 10,000
Recognised assets representing continuing involvement in derecognised financial assets		$ 391,030	$ 11,925
Recognised liabilities representing continuing involvement in derecognised financial assets | $		$ 0
Cash proceeds from transfer [member]
Disclosure of financial assets [Line Items]
Proceeds from transfer activity during period representing greatest transfer activity	28,586
Trade receivable [member]
Disclosure of financial assets [Line Items]
Trade receivable from accumulated factored	€ 61,301
Bottom of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Average credit terms	90 days